Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of diluted loss per share is the same as basic loss per share
	Six months ended June 30
	2022	2021

Loss attributable to Company’s owners (U.S. dollars in thousands)	(7,885)	(4,883)
The weighted average of the number of ordinary shares in issue (in thousands)	30,515	24,637
Basic and diluted loss per share (U.S. dollar)	(0.26)	(0.20)